Consolidated Balance Sheets (Parentheticals) - $ / shares		Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Common shares, par value (in Dollars per share)	[1]	$ 0.01	$ 0.01
Common shares, shares authorized	[1]	5,000,000,000	5,000,000,000
Common shares, shares issued	[1]	199,145,041	5,145,041
Common shares, shares outstanding	[1]	199,145,041	5,145,041

[1]	After giving effect to the reverse stock split effected on July 13, 2022. Also see Note 15.